LOANS (Details 1) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due	$ 985,335	$ 692,010
Loans 60-89 Days Past Due	192,060	116,090
Loans 90 or More Days Past Due	486,126	733,740
Total Past Due Loans	1,663,521	1,541,840
Current Loans	404,607,505	376,470,831
Total	406,271,026	378,012,671
Accruing Loans 90 or More Days Past Due
Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due	943,405	646,818
Loans 60-89 Days Past Due	166,965	116,090
Loans 90 or More Days Past Due	438,038	703,693
Total Past Due Loans	1,548,408	1,466,601
Current Loans	315,441,335	291,367,344
Total	316,989,743	292,833,945
Accruing Loans 90 or More Days Past Due
One-to-four family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due	843,185	631,656
Loans 60-89 Days Past Due	166,965	116,090
Loans 90 or More Days Past Due	408,228	673,677
Total Past Due Loans	1,418,378	1,421,423
Current Loans	116,173,444	117,463,030
Total	117,591,822	118,884,453
Accruing Loans 90 or More Days Past Due
Multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due
Loans 60-89 Days Past Due
Loans 90 or More Days Past Due
Total Past Due Loans
Current Loans	41,391,862	40,262,269
Total	41,391,862	40,262,269
Accruing Loans 90 or More Days Past Due
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due	100,220	15,162
Loans 60-89 Days Past Due
Loans 90 or More Days Past Due	29,810	30,016
Total Past Due Loans	130,030	45,178
Current Loans	129,285,284	120,793,934
Total	129,415,314	120,839,112
Accruing Loans 90 or More Days Past Due
Construction and land
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due
Loans 60-89 Days Past Due
Loans 90 or More Days Past Due
Total Past Due Loans
Current Loans	28,590,745	12,848,111
Total	28,590,745	12,848,111
Accruing Loans 90 or More Days Past Due
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due		4,719
Loans 60-89 Days Past Due	25,095
Loans 90 or More Days Past Due
Total Past Due Loans	25,095	4,719
Current Loans	73,959,772	71,935,712
Total	73,984,867	71,940,431
Accruing Loans 90 or More Days Past Due
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due	41,930	40,473
Loans 60-89 Days Past Due
Loans 90 or More Days Past Due	48,088	30,047
Total Past Due Loans	90,018	70,520
Current Loans	15,206,398	13,167,775
Total	15,296,416	13,238,295
Accruing Loans 90 or More Days Past Due
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due	41,930	40,473
Loans 60-89 Days Past Due
Loans 90 or More Days Past Due	48,088	30,047
Total Past Due Loans	90,018	70,520
Current Loans	13,433,967	11,642,181
Total	13,523,985	11,712,701
Accruing Loans 90 or More Days Past Due
Automobile and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-59 Days Past Due
Loans 60-89 Days Past Due
Loans 90 or More Days Past Due
Total Past Due Loans
Current Loans	1,772,431	1,525,594
Total	1,772,431	1,525,594
Accruing Loans 90 or More Days Past Due